INCOME TAXES - Reconciliation (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Tax expense (benefit)
Current Tax | ¥		¥ 253,674	¥ 246,678	¥ 155,496
Deferred Tax	$ 4,817	33,446	(50,149)	(42,391)
Total	$ 41,354	¥ 287,120	¥ 196,529	¥ 113,105
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	3.00%	3.00%	3.00%	2.00%
Effect of different tax rate of group entities operating in other jurisdictions	(1.00%)	(1.00%)
Effect of change in valuation allowance	1.00%	1.00%	5.00%	3.00%
Effect of tax holiday	(3.00%)	(3.00%)	(7.00%)	(3.00%)
Effect of cash dividends	3.00%	3.00%	5.00%
Effect of disposal of subsidiary	(1.00%)	(1.00%)
Effective tax rate	27.00%	27.00%	31.00%	27.00%
Aggregate amount and per share effect of the tax holidays
Aggregate amount | ¥		¥ 27,224	¥ 41,288	¥ 9,131
Per share effect - basic (in RMB per share) | ¥ / shares		¥ 0.10	¥ 0.16	¥ 0.04
Per share effect - diluted (in RMB per share) | ¥ / shares		¥ 0.10	¥ 0.16	¥ 0.04